Financial Instruments and Hedging Activities - Details Regarding Foreign Currency Forward Exchange Contracts (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 EUR (€)
Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts		€ 61.2	€ 73.4
Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts		51.4	37.6
Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts		42.0	30.0
Foreign Exchange Forward [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	$ 26.8	€ 154.6	€ 141.0
EUR [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.013548
Maturity range, Start year	2017	2016
Maturity range, End year	2020	2019
EUR [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.013374
Maturity range, Start year	2017	2016
Maturity range, End year	2019	2019
EUR [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.013414
Maturity range, Start year	2017	2016
Maturity range, End year	2019	2019
EUR [Member] | Minimum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0128430		0.0128430
EUR [Member] | Minimum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.013374		0.013374
EUR [Member] | Minimum [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0134135		0.0134135
EUR [Member] | Maximum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0131700		0.0131700
USD [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Maturity range, Start year	2017
Maturity range, End year	2020
USD [Member] | Minimum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.03991		0.03991
USD [Member] | Maximum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.043340		0.043340